Towd Point Mortgage Trust 2026-2

Mortgage Loans Excluded from Securitization Transaction

The Redacted Loan IDs contained in the table below represent mortgage loans which have been excluded from the pool of mortgage loans that are expected to back certain mortgage-backed securities issued by Towd Point Mortgage Trust 2026-2 in connection with a securitization transaction.  As such, solely as it relates to the Redacted Loan IDs indicated below, the findings and conclusions of AMC Diligence, LLC (“AMC”), Clayton Services LLC (“Clayton”) and Westcor Land Title Insurance Company (“Westcor”) contained as an Exhibit to this Form ABS-15G should be disregarded in their entirety.

AMC Redacted Loan ID	Clayton Redacted Loan ID	Westcor Redacted Loan ID
625487930	9E2B0676-E95C-4FEF-9248-06BBDD1C0E04	644
625487935		426
625487940		440
625487954		272
625488102		457
625488173		290
625488215		122
625488226		487
625488370		615
625488398		142
625488423		4
625488498		456
625488577		659
625488585		11
625488624		63
625488631		103
625488639		723
625488646		562
625488656		362
625488761		245
625488804		566
625488816		653
625488853		40
625488875		381
625488899		180
625488962		650
625489025		89
625489026		405
625489052		468
625489087		476
625489119		126
625489154		411
625489178		443
625489241		56
625489248		32
625489295		129
625489324		465
625489350		335
625489363		455
625489450		657
625489460		133
625489542		477
625489571		430
625489629		232
625489707
625487946
625488047
625488112
625488362
625488384
625488549
625488691
625488748
625488883
625488901
625489156
625489209
625489235